Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Aug. 04, 2021
Business Acquisition, Common Stock Issued	76,804,474	77,180,429
Naviera Ultranav Limitada [Member]
Business Acquisition, Percentage of Voting Interests Acquired			27.50%
Common Stock [Member] | Naviera Ultranav Limitada [Member]
Business Acquisition, Common Stock Issued			21,202,671	21,200,000
Ultranav Business Support ApS [Member]
Related Party, Service Cost				$ 173,659